Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Instruments

6.	Financial Instruments

6.1	Financial assets measured at fair value through profit or loss (FVTPL)

Breakdown of Financial Assets Measured at Fair Value Through Profit or Loss (FVTPL)

	As of December 31,
	2025	2024
Derivatives	250,582	407,994
Premium bond	-	2,573
Investments fund quotas¹	13,987	140,445
Investment securities - Letters of Credits (LF)	210,891	1,073
Investment securities - Financial Treasury Bills (LFT)	1,722,314	546,768
Investment securities - National Treasury Bills (LTN)	646,754	-
Investment securities - National Treasury Notes (NTN)	139,335	-
Mexican government securities - CETES	118,776	-
Repurchase Agreements - Financial Treasury Bills (LFT)	-	6,236
Total	3,102,639	1,105,089
1)	Refers substantially to amounts invested in the investment fund, remunerated at the DI rate (the Brazilian interbank deposit rate), where the Group holds participation units. The underlying assets of the fund comprise public and private securities and repo with high liquidity (Level 1).

Fair Value of Financial Assets Measured at Fair Value Through Profit or Loss (FVTPL)

	December 31, 2025
	Fair Value
	Level 1	Level 2	Level 3	Total
Derivatives	-	250,582	-	250,582
Investments fund quotas	13,987	-	-	13,987
Investment securities - Financial Bills (LF)	210,891	-	-	210,891
Investment securities - National Treasury Bills (LTN)	646,754	-	-	646,754
Investment securities - Financial Treasury Bills (LFT)	1,722,314	-	-	1,722,314
Investment securities - National Treasury Notes (NTN)	139,335	-	-	139,335
Mexican government securities - CETES	118,776	-	-	118,776
Total	2,852,057	250,582	-	3,102,639

	December 31, 2024
	Fair Value
	Level 1	Level 2	Level 3	Total
Derivatives	-	407,994	-	407,994
Premium bond	2,573	-	-	2,573
Investments fund quotas	140,445	-	-	140,445
Investment securities - Financial Treasury Bills (LFT)	546,768	-	-	546,768
Investment securities - Letters of Credits (LF)	1,073	-	-	1,073
Repurchase Agreements - Financial Treasury Bills (LFT)	6,236	-	-	6,236
Total	697,095	407,994	-	1,105,089

Maturity of Financial Assets Measured at Fair Value Through Profit or Loss (FVTPL)

	December 31, 2025
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Derivatives	250,582	-	-	-	250,582
Investments fund quotas	13,987	-	-	-	13,987
Investment securities - Financial Bills (LF)	38,742	172,149	-	-	210,891
Investment securities - National Treasury Bills (LTN)	-	-	646,754	-	646,754
Investment securities - Financial Treasury Bills (LFT)	-	186,660	1,535,654	-	1,722,314
Investment securities - National Treasury Notes (NTN)	-	-	-	139,335	139,335
Mexican government securities - CETES	-	118,776	-	-	118,776
Total	303,311	477,585	2,182,408	139,335	3,102,639

	December 31, 2024
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Derivatives	407,994	-	-	-	407,994
Premium bond	-	1,207	1,366	-	2,573
Investments fund quotas	140,445	-	-	-	140,445
Investment securities - Financial Treasury Bills (LFT)	237,269	309,499	-	-	546,768
Investment securities - Letters of Credits (LF)	-	1,073	-	-	1,073
Repurchase Agreements - Financial Treasury Bills (LFT)	6,236	-	-	-	6,236
Total	791,944	311,779	1,366	-	1,105,089

6.2	Financial Assets Measured at Fair Value Through Other Comprehensive Income (FVTOCI)

Breakdown of Financial Assets Measured at Fair Value Through Other Comprehensive Income (FVTOCI)

	As of December 31,
Brazilian depositary	2025	2024
Securities - Financial Treasury Bills (LFT)	-	14,394
Total	-	14,394

Fair Value of Financial Assets Measured at Fair Value Through Other Comprehensive Income (FVTOCI)

	December 31, 2024
	Fair Value
	Level 1	Level 2	Level 3	Total
Brazilian depositary
Securities - Financial Treasury Bills (LFT)	14,394	-	-	14,394
Total	14,394	-	-	14,394

Maturity of Financial Assets Measured at Fair Value Through Other Comprehensive Income (FVTOCI)

	December 31, 2024
	Less than 12 months	1 - 3 years	3 - 5 years	Over 5 years	Total
Brazilian depositary
Securities - Financial Treasury Bills (LFT)	14,394	-	-	-	14,394
Total	14,394	-	-	-	14,394

6.3	Financial Assets Measured at Amortized Cost

Breakdown of Financial Assets at Amortized Cost

	As of December 31,
	2025	2024
Held to collect contractual cash flows
Personal credit	6,073,632	4,664,939
Payroll loans	25,808,985	17,553,054
Payroll credit cards	2,375,184	1,983,957
Credit card	13,868	84,679
Others	93,449	76
(-) Allowance for Expected Credit Loss	(2,413,641)	(1,623,379)
Subtotal	31,951,477	22,663,326
Premium paid on the acquisition of credit portfolios	562,892	296,612
(+/-) Adjustment of credit portfolios – hedge object	(72,969)	(359,688)
Subtotal	32,441,400	22,600,250

Investment securities
Investment securities - National Treasury Notes (NTN)	2,413	90,866
Investment securities - Financial Treasury Bills (LFT)	11,311	104,192
Official Credit (ICO) – Spanish Government	1,511,277	-
Subtotal	1,525,001	195,058

Repurchase Agreements
Investment securities - National Treasury Bills (LTN) – Note 5	256,000	-
Investment securities - Financial Treasury Bills (LFT) – Note 5	269,986	1,174,990
Subtotal	525,986	1,174,990

Pledged of collateral
Government Bonds – KDB – Korea Development Bank	289,509	533,966
Investment securities - Financial Treasury Bills (LFT)	42,818	-
Investment securities - National Treasury Notes (NTN)	91,657	-
Subtotal	423,984	533,966

Debentures	5,681,078	1,392,720
Subtotal	5,681,078	1,392,720

Compulsory deposits with the Brazilian Central Bank	660,772	-
Subtotal	660,772	-
Total	41,258,221	25,896,984

Fair Value of Financial Assets Measured at Amortized Cost

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments measured at amortized cost, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31, 2025
	Carrying Amount			Fair Value
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment securities
Investment securities - National Treasury Notes (NTN)	2,413	-	-	2,413	2,344	-	-	2,344
Investment securities – Financial Treasury Bills (LFT)	11,311	-	-	11,311	11,335	-	-	11,335
Official Credit (ICO) – Spanish Government	1,511,277	-	-	1,511,277	1,511,277	-	-	1,511,277
Subtotal	1,525,001	-	-	1,525,001	1,524,956	-	-	1,524,956

Repurchase Agreements
Investment securities - National Treasury Bills (LTN)	256,000	-	-	256,000	257,708	-	-	257,708
Investment securities - Financial Treasury Bills (LFT)	269,986	-	-	269,986	270,989	-	-	270,989
Subtotal	525,986	-	-	525,986	528,697	-	-	528,697

Pledged of collateral
Government Bonds – KDB – Korea Development Bank	289,509	-	-	289,509	289,509	-	-	289,509
Investment securities - Financial Treasury Bills (LFT)	42,818	-	-	42,818	42,818	-	-	42,818
Investment securities - National Treasury Notes (NTN)	91,657	-	-	91,657	91,657	-	-	91,657
Subtotal	423,984	-	-	423,984	423,984	-	-	423,984

Debentures	-	-	5,681,078	5,681,078	-	-	5,681,078	5,681,078
Subtotal	-	-	5,681,078	5,681,078	-	-	5,681,078	5,681,078

Compulsory deposits with the Brazilian Central Bank	660,772	-	-	660,772	660,772	-	-	660,772
Subtotal	660,772	-	-	660,772	660,772	-	-	660,772
Total	3,135,743	-	5,681,078	8,816,821	3,138,409	-	5,681,078	8,819,487

	December 31, 2024
	Carrying Amount				Fair Value
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment securities
Investment securities - National Treasury Notes (NTN)	90,866	-	-	90,866	87,152	-	-	87,152
Investment securities - Financial Treasury Bills (LFT)	104,192	-	-	104,192	104,325	-	-	104,325
Subtotal	195,058	-	-	195,058	191,477	-	-	191,477

Repurchase Agreements
Financial Treasury Bills (LFT)	1,174,990	-	-	1,174,990	-	-	1,179,337	1,179,337
Subtotal	1,174,990	-	-	1,174,990	-	-	1,179,337	1,179,337

Linked to the provision of collateral
Government Securities – Other Countries	533,966	-	-	533,966	533,966	-	-	533,966
Subtotal	533,966	-	-	533,966	533,966	-	-	533,966

Debentures	-	-	1,392,720	1,392,720	-	-	1,392,720	1,392,720
Subtotal	-	-	1,392,720	1,392,720	-	-	1,392,720	1,392,720
Total	1,904,014	-	1,392,720	3,296,734	725,443	-	2,572,057	3,297,500

Maturity of Financial Assets Measured at Amortized Cost

	December 31, 2025
Product	Less than 12 months	1-3 years	3-5 years	Over 5 years	Total
Personal credit	3,200,346	2,568,374	198,904	106,008	6,073,632
Payroll loans	4,117,773	6,490,325	6,778,144	8,422,743	25,808,985
Payroll credit card	322,321	614,738	909,149	528,976	2,375,184
Credit card	13,788	37	32	11	13,868
Investment securities - National Treasury Notes (NTN)	94,070	-	-	-	94,070
Investment securities - National Treasury Bills (LTN)	256,000	-	-	-	256,000
Official Credit (ICO) – Spanish Government	1,511,277	-	-	-	1,511,277
Government Bonds – KDB – Korea Development Bank	289,509	-	-	-	289,509
Investment securities - Financial Treasury Bills (LFT)	324,115	-	-	-	324,115
Debentures	189,752	-	3,361,772	2,129,554	5,681,078
Compulsory deposits with the Brazilian Central Bank	660,772	-	-	-	660,772
Others	93,442	7	-	-	93,449
Total	11,073,165	9,673,481	11,248,001	11,187,292	43,181,939

	December 31, 2024
Product	Less than 12 months	1-3 years	3-5 years	Over 5 years	Total
Personal credit	3,003,973	1,547,700	82,233	31,033	4,664,939
Payroll loans	2,687,533	4,792,620	5,220,255	4,852,646	17,553,054
Payroll credit card	286,487	387,954	685,440	624,076	1,983,957
Credit card	84,606	22	30	21	84,679
Investment securities - National Treasury Notes (NTN)	-	90,866	-	-	90,866
Investment securities - Financial Treasury Bills (LFT)	56,952	47,240	-	-	104,192
Government Securities – Other Countries	266,396	267,570	-	-	533,966
Repurchase Agreements - Financial Treasury Bills (LFT)	-	-	1,174,990	-	1,174,990
Debentures	1,392,720	-	-	-	1,392,720
Others	76	-	-	-	76
Total	7,778,743	7,133,972	7,162,948	5,507,776	27,583,439

Concentration of Financial Assets Measured at Amortized Cost

	December 31, 2025
Product	Stage 1	Stage 2	Stage 3	Total
Exposure of credit operations with credit granting characteristics	31,663,353	1,287,563	1,414,204	34,365,120
(-) Allowance for expected credit loss	(650,597)	(552,889)	(1,210,155)	(2,413,641)
Credit limits granted and not used¹	(3,067)	(1,086)	(96)	(4,249)
Total	31,009,689	733,588	203,953	31,947,230

¹ Refers to credit limits granted and not used under 'Other liabilities - expected credit losses, note 13.

	December 31, 2024
Product	Stage 1	Stage 2	Stage 3	Total
Exposure of credit operations with credit granting characteristics	22,709,067	713,007	864,631	24,286,705
(-) Allowance for expected credit loss	(582,340)	(269,572)	(771,467)	(1,623,379)
Credit limits granted and not used¹	(3,475)	(981)	(291)	(4,747)
Total	22,123,252	442,454	92,873	22,658,579

¹ Refers to credit limits granted and not used under 'Other liabilities - expected credit losses, note 13.

6.4	Allowance for Expected Credit Losses expense in the income statement

Impairment losses on the Group’s loan portfolio are recognized in the income statement under “Allowance for Expected Credit Losses”. The following tables present the breakdown of expected losses by stage and product, as well as the changes in the allowance for the years ended December 31, 2025, 2024 and 2023.

(a)	Expected credit losses impact

	2025	2024	2023
Expected credit losses
Change in the provision for expected credit losses	789,764	332,433	281,413
Recoveries	(136,527)	(101,600)	(56,395)
Write-offs	1,047,255	902,878	563,036
Total Income statement charge for the period	1,700,492	1,133,711	788,054

(b)	Breakdown of provision for expected credit losses by classification of financial assets

	December 31, 2025
Product	Stage 1	Stage 2	Stage 3	Total
Personal credit loans	191,616	290,052	522,897	1,004,565
Payroll loans	401,157	236,888	627,993	1,266,038
Payroll credit card loans	52,687	19,914	54,186	126,787
Credit card loans	5,137	6,035	5,079	16,251
Subtotal	650,597	552,889	1,210,155	2,413,641
Credit limits granted and not used [1]	3,067	1,086	96	4,249
Total	653,664	553,975	1,210,251	2,417,890

¹ Refers to credit limits granted and not used under 'Other liabilities - expected credit losses, note 13.

	December 31, 2024
Product	Stage 1	Stage 2	Stage 3	Total
Personal credit loans	220,057	143,334	443,399	806,790
Payroll loans	311,714	107,426	278,847	697,987
Payroll credit card loans	41,730	11,407	37,832	90,969
Credit card loans	8,834	7,401	11,326	27,561
Others	5	4	63	72
Subtotal	582,340	269,572	771,467	1,623,379
Credit limits granted and not used [1]	3,475	981	291	4,747
Total	585,815	270,553	771,758	1,628,126

¹ Refers to credit limits granted and not used under 'Other liabilities - expected credit losses, note 13.

	December 31, 2023
Product	Stage 1	Stage 2	Stage 3	Total
Personal credit loans	184,823	127,543	347,788	660,154
Payroll loans	187,342	47,265	300,575	535,182
Payroll credit card loans	26,161	5,251	27,115	58,527
Credit card loans	7,778	8,917	16,401	33,096
Others	1,288	251	759	2,298
Subtotal	407,392	189,227	692,638	1,289,257
Credit limits granted and not used [1]	3,977	1,245	1,214	6,436
Total	411,369	190,472	693,852	1,295,693

¹ Refers to credit limits granted and not used under 'Other liabilities - expected credit losses, note 13.

(c)	Changes in the balances of provisions for expected credit losses of financial assets measured at amortized cost

	December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Balance at December 31, 2024	585,815	270,553	771,758	1,628,126
Changes in stages:
Stage 1 to Stage 2	(11,370)	11,370	-	-
Stage 1 to Stage 3	(23,429)	-	23,429	-
Stage 2 to Stage 3	-	(17,069)	17,069	-
Stage 2 to Stage 1	30,072	(30,072)	-	-
Stage 3 to Stage 2	-	2,745	(2,745)	-
Stage 3 to Stage 1	9,384	-	(9,384)	-
Changes in PDs, LGDs, EADs [1]	63,192	316,448	1,320,852	1,700,492
Decrease due to write-offs	-	-	(1,047,255)	(1,047,255)
Increase due to recoveries	-	-	136,527	136,527
Net write-off [2]	-	-	(910,728)	(910,728)
Balance of the year	653,664	553,975	1,210,251	2,417,890

[1] Changes in PDs, LGDs and EADs are recognized in profit or loss for the period and reconcile with the expected credit losses recognized in the income statement.

[2] Net write-off represents the net amount of “Write-offs” and “Recoveries” presented in Table 6.4(a).

	December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Balance at December 31, 2023	411,369	190,472	693,852	1,295,693
Changes in stages:
Stage 1 to Stage 2	(7,115)	7,115	-	-
Stage 1 to Stage 3	(24,415)	-	24,415	-
Stage 2 to Stage 3	-	(24,803)	24,803	-
Stage 2 to Stage 1	5,751	(5,751)	-	-
Stage 3 to Stage 2	-	1,768	(1,768)	-
Stage 3 to Stage 1	3,515	-	(3,515)	-
Changes in PDs, LGDs, EADs [1]	196,710	101,752	835,249	1,133,711
Decrease due to write-offs	-	-	(902,878)	(902,878)
Increase due to recoveries	-	-	101,600	101,600
Net write-off [2]	-	-	(801,278)	(801,278)
Balance of the year	585,815	270,553	771,758	1,628,126

[1] Changes in PDs, LGDs and EADs are recognized in profit or loss for the period and reconcile with the expected credit losses recognized in the income statement.

[2] Net write-off” represents the net amount of “Write-offs” and “Recoveries”.

	December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Balance at December 31, 2022	301,970	132,316	579,994	1,014,280
Changes in stages:
Stage 1 to Stage 2	(4,674)	4,674	-	-
Stage 1 to Stage 3	(23,567)	-	23,567	-
Stage 2 to Stage 3	-	(34,095)	34,095	-
Stage 2 to Stage 1	3,528	(3,528)	-	-
Stage 3 to Stage 2	-	3,600	(3,600)	-
Stage 3 to Stage 1	1,197	-	(1,197)	-
Changes in PDs, LGDs, EADs [1]	132,915	87,505	567,634	788,054
Decrease due to write-offs	-	-	(563,036)	(563,036)
Increase due to recoveries	-	-	56,395	56,395
Net write-off [2]	-	-	(506,641)	(506,641)
Balance of the year	411,369	190,472	693,852	1,295,693

[1] Changes in PDs, LGDs and EADs are recognized in profit or loss for the period and reconcile with the expected credit losses recognized in the income statement.

[2] Net write-off” represents the net amount of “Write-offs” and “Recoveries”.

(d)	Credit Assignment

Credit Assignments

In the year ended December 31, 2024, the Group carried out credit assignment transactions classified as with substantial retention of risks and rewards, involving defaulted receivables totaling R$15,465 and loans previously written off as losses in the amount of R$118,758 assigned to the unrelated party B. Hoepers Companhia Securitizadora de Créditos.

In the years ended December 31, 2025 and 2023, the Group did not carry out any credit assignment transactions without recourse.

Credit Assignments – with substantial retention of risks and benefits.

Credit assignment transactions are classified as involving substantial retention of risks and rewards when the assigning institution retains a co-obligation or acquires subordinated quotas of the securitization funds. The transferred assets primarily comprise payroll-deducted loan receivables originated by the Bank, with fixed contractual cash flows and defined maturities. In such cases, the assigned receivables remain recorded as assets of the assigning institution, and the funds received are recognized as assets with a corresponding liability, depending on the nature of the obligation assumed.

The Bank retains exposure to substantially all risks and rewards associated with the transferred receivables, including credit risk (borrower default), prepayment risk and variability in contractual cash flows, either through contractual co-obligation arrangements or through the holding of subordinated interests that absorb first losses. Income and expenses related to the assigned receivables are recognized in profit or loss over the remaining term of the operations.

The associated liabilities represent the contractual obligation to repay the funding received in connection with the credit assignment transactions and are economically linked to the cash flows generated by the transferred receivables. The transferred receivables are contractually pledged as collateral for the associated liabilities and are subject to restrictions on their use, such that they are not available for unrestricted sale or re-pledging by the Bank.

For the years ended December 31, 2025, 2024 and 2023, the Bank conducted payroll loan credit assignment operations with substantial retention of risks and benefits to (i) Vert-9 Companhia Securitizadora de Créditos Financeiros, Vert-5 Companhia Securitizadora de Créditos Financeiros, Opea – Companhia Securitizadora de Créditos Financeiros Agibank (each, an unrelated party) and Fundo de Investimento em Direitos Creditórios Agibank I – Responsabilidade Limitada (an entity controlled and consolidated by the Group). As the Bank continues to recognize all of the transferred receivables, the amounts presented below correspond to the carrying amounts of the transferred assets and the associated liabilities recognized in the statement of financial position as of December 31, 2025, 2024 and 2023.

	As of December 31, 2025
Operations	Assets assigned	Liabilities assumed (note 14)
Obligations related to assignment – Vert and Opea	8,365,977	8,383,515
Obligations related to assignment – FIDC	2,395,947	2,013,772
Total	10,761,924	10,397,287

	As of December 31, 2024
Operations	Assets assigned	Liabilities assumed (note 14)
Obligations related to assignment – Vert	3,965,055	4,459,629
Total	3,965,055	4,459,629

The counterparties to the associated liabilities do not have recourse exclusively to the transferred assets. The Bank continues to fully recognize all the transferred receivables.

(e)	Contracts as Collateral

As of December 31, 2025,2024 and 2023, credit operations were secured by Time Deposits with Special Guarantee (DPGEII) with the Credit Guarantee Fund (FGC) (Note 6.5). As of December 31, 2025, the amount was R$3,693,820 (R$3,080,517 as of December 31, 2024).

6.5	Financial Liabilities Measured at Amortized Cost

The balances of time deposits are primarily composed of Certificates of Bank Deposit (CDB), Time Deposits with Special Guarantee from the FGC (DPGEII), and Interbank Deposit Certificates (CDI), indexed to both fixed and floating interest rates.

Investment securities comprise funds received from the issuance of mortgage, real estate, and credit backed debt instruments, indexed to fixed and floating interest rates.

Funds from acceptances and issuance of securities comprise Letters of Credit (LF), Subordinated Letters of Credit (LFS) and Public Letters of Credit (LFP) issued by the Bank. These are funding instruments and do not represent standby or documentary letters of credit as used in international banking practice. Upon issuance, the Bank receives cash from investors and becomes contractually obligated to repay principal and interest at maturity. Accordingly, the Bank recognizes a financial liability for the amount of proceeds received, which is subsequently measured at amortized cost using the effective interest method, in accordance with IFRS 9.

No fees or revenue are generated from the issuance of these instruments. The only income or expense associated with these liabilities corresponds to the interest expense recognized through the effective interest rate method. The Bank’s accounting policy for interest income and interest expense is disclosed in Note 3.1(b) – Financial instruments.

Fixed interest rates range from 6.71% to 16.50% per year, and floating interest rates range from (i) 99.65% to 132% of the CDI, (ii) IPCA + 0.75% to 9.60% per year, and (iii) CDI + 0.05% to 2.95% per year. The debt instruments eligible for capital refer to the Subordinated Letters of Credit (LFS) with a return of CDI + 2.85% to 4% and fixed rates ranging from 10.50% to 17.57% per year.

Breakdown of Financial Liabilities at Amortized Cost

	As of December 31,
	2025	2024
Demand customer deposits	345,801	320,209
Time customer deposits	20,504,881	16,256,733
Loans and borrowing	667,089	480,103
Funds from acceptances and issuance of securities(1)	6,170,529	3,255,985
Debt issued and other borrowed funds	759,339	522,282
Investment securities	-	6,221
Debentures (from Repurchase Agreements)	3,251,446	-
Total	31,699,085	20,841,533
(1)	The item "Funds from acceptances and issuance of securities" refers to obligations arising from the issuance of Letters of Credit (Letras Financeiras), which are long-term fixed-income securities widely used for funding by Brazilian financial institutions.

Maturity of Financial Liabilities at Amortized Cost

	December 31, 2025
	Less than 12 months	1-3years	3-5years	Over 5years	Total
Demand customer deposits	345,801	-	-	-	345,801
Time customer deposits	8,923,141	10,556,122	1,025,618	-	20,504,881
Loans and borrowing	211,902	227,875	227,312	-	667,089
Funds from acceptances and issuance of securities	1,879,355	3,954,991	336,183	-	6,170,529
Debt issued and other borrowed funds	35,200	28,680	591,087	104,372	759,339
Debentures (from Repurchase Agreements)	-	832,392	2,419,054	-	3,251,446
Total	11,395,399	15,600,060	4,599,254	104,372	31,699,085

	December 31, 2024
	Less than 12 months	1-3years	3-5years	Over 5years	Total
Demand customer deposits	320,209	-	-	-	320,209
Time customer deposits	6,274,830	9,590,159	391,744	-	16,256,733
Loans and borrowing	243,151	-	236,952	-	480,103
Funds from acceptances and issuance of securities	720,765	2,425,848	109,372	-	3,255,985
Debt issued and other borrowed funds	55,641	55,992	307,293	103,356	522,282
Investment securities	6,221	-	-	-	6,221
Total	7,620,817	12,071,999	1,045,361	103,356	20,841,533

6.6	Derivative Financial Instruments – Hedge

Values grouped by asset, maturity ranges, reference value (notional), curve value, market value, adjustment and fair value

As of December 31, 2024 and December 31, 2025, the Bank maintained hedging structures classified as cash flow hedges, for which the hedged items consisted of post-fixed (variable-rate) funding transactions, mainly indexed to the CDI rate, as well as funding indexed to IPCA, with the hedging instruments comprising DI futures contracts traded on B3 S.A. – Brasil, Bolsa, Balcão and swap contracts. These hedging relationships are designated in accordance with the requirements of IFRS 9 and disclosed pursuant to IFRS 7. In general, the Bank designates as the hedged item a specific risk component (interest rate, inflation, or foreign exchange risk) rather than all risks associated with the instrument in its entirety.

Any gain or loss on the hedging instrument related to the effective portion of a cash flow hedge is recognized in equity, within other comprehensive income (OCI), net of tax effects. Consequently, mark-to-market adjustments of hedging instruments, previously recognized in profit or loss before hedge designation, are accumulated in equity and reclassified to profit or loss in the same period and under the same line item in which the hedged item affects earnings. The ineffective portion of the hedge is recognized immediately in profit or loss.

For fair value hedges, the carrying amount of the hedged item is adjusted for changes in fair value attributable to the hedged risk. Both the hedged items and the derivative instruments are measured at fair value, and changes in fair value of each are recognized in profit or loss. Hedge ineffectiveness represents the difference between changes in the fair value of the hedging instrument and those of the hedged item attributable to the hedged risk, and is recognized in profit or loss.

The Bank maintains cash flow and fair value hedge relationships structured to manage exposure to interest rate, inflation, and foreign exchange risks arising from its funding operations and credit portfolio. Hedge effectiveness monitoring, which measures the extent to which derivative financial instruments offset market fluctuations affecting the hedged items, is performed monthly. Effectiveness is assessed considering the existence of an economic relationship between the hedged item and the hedging instrument, the alignment of the hedge ratio, and the expectation that any ineffectiveness will not be significant. The indicative range of effectiveness considered is between 80% and 125%.

The economic relationship between the hedged item and the hedging instrument is established by matching their key contractual terms, including reference index (CDI, IPCA, or foreign exchange), currency, maturity, and calculation bases. The hedge ratio is defined to align notional amounts and cash flows, minimizing potential sources of ineffectiveness such as residual mismatches in maturity, indexation bases, reset dates, or prepayment behavior.

The tables presented in this note disclose the notional amounts (“Reference Value”), curve values (“Accrual Value”), mark-to-market adjustments, and fair values of the hedging instruments and corresponding hedged items, grouped by risk type and hedge category.

Cash Flow Hedge - Inflation (IPCA)

Inflation (IPCA)	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs - IPCA	488	544	(2)	542
Hedge Instrument
Swap (b) (assets) (c)	488	(19)	(1)	(19)
(b)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in February 2026.
(c)	The amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The fair value of these swaps is recognized within derivative financial instruments (assets or liabilities), and the effective portion of the cash flow hedge is recorded in other comprehensive income.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fair Value Hedge - Fixed Interest Rate Risk

Fixed Rate vs DI	December 31, 2025
	Reference Value	Curve Value (u)	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (d)	15,206,925	16,823,165	(86,302)	16,736,862
Hedge Instrument
Swap (e) (liabilities) (f)	15,206,925	16,823,165	(86,302)	16,736,862

(d)	The hedge relationships are formalized in a memorandum, which includes portions of payroll loan contracts maturing within the specified range, with values close to the notional of each maturity of the derivative.
(e)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in October, 2030.
(f)	The amounts related to the differential to be received or paid are recognized in an asset or liability account, respectively. The net fair value of the swaps is R$368,265 to be received. The fair value adjustments on the hedged items and on the hedging instruments are recognized in profit or loss, within “Result of derivative financial instruments” or within the same line item as the hedged item, in accordance with the fair value hedge accounting requirements of IFRS 9.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fixed Rate vs IPCA	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (d)	1,434,166	1,534,071	16,766	1,550,837
Hedge Instrument
Swap (g) (liabilities) (h)	1,434,166	1,534,071	16,766	1,550,837

(d)	The hedge relationships are formalized in a memorandum, which includes portions of payroll loan contracts maturing within the specified range, with values close to the notional of each maturity of the derivative.
(g)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in December 2026.
(h)	The amounts related to the differential to be received or paid are recognized in an asset or liability account. Changes in the fair value of these swaps, as well as the corresponding fair value adjustments on the hedged items, are recognized in profit or loss. The net fair value of the swaps is R$ 33,284 payable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fair Value Hedge - Currency	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Foreign borrowing (USD) (i)	214,205	211,902	(563)	211,339
Hedge Instrument
Swap (j) (liabilities) (k)	214,205	211,902	(563)	211,339

(i)	The hedge relationship is formalized in a memorandum, which includes foreign borrowing in USD.
(j)	Swap contract traded in the over-the-counter market, registered on B3, with maturity in March 2026.
(k)	The amounts related to the differential to be received or paid are recognized in an asset or liability account, respectively. The hedge is designated to protect the exposure to changes in fair value arising from foreign exchange and interest rate risk on the foreign currency borrowing. The net fair value of the swaps is R$ 8,570 payable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.
Market Risk Hedge – IPCA × DI	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs – IPCA	2,466,353	2,607,784	(11,099)	2,596,685
Hedge Instrument
Swap (l) (assets) (m)	2,461,313	2,602,421	(12,155)	2,590,267

(l)	Swap contract traded in the over-the-counter market, registered on B3, with maturity in May 2028.
(m)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the swaps is R$ 61,627 payable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Market Risk Hedge – Pre × DI	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Fixed-rate CDBs	1,714,839	1,843,760	8,784	1,852,544
Hedge Instrument
Swap (n) (assets) (o)	1,714,839	1,883,514	8,903	1,892,417

(n)	Swap contract traded in the over-the-counter market, registered on B3, with maturity in January 2028.
(o)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the swaps is R$ 3,261 receivable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Market Risk Hedge – Pre × DI	December 31, 2025
	Reference Value	Reference Value (R$)	Present Value (R$)
Hedge Item
Investment (CETES)	383,496	111,022	118,168
Hedge Instrument
NDF (p) (liabilities) (q)	396,086	116,065	114,101

(p)	NDF contract traded in the over-the-counter market, registered on B3, with maturity in February 2026.
(q)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the NDF is R$ 5,566 receivable.

Market Risk Hedge – DI × Pre	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Investment (ICO)	1,000,000	1,067,661	(112)	1,067,549
Hedge Instrument
Swap (r) (liabilities) (s)	1,001,068	1,067,732	(53)	1,067,679

(r)	Swap contract traded in the over-the-counter market, registered on B3, with maturity in June 2026.
(s)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the swaps is R$ 78 payable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Market Risk Hedge – DI Futures × Pre (Purchase)	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (c)	4,818,641	4,900,444	(3,433)	4,897,011
Hedge Instrument
DI Futures (d) (s)	4,818,641	4,900,444	(3,367)	4,897,077

(c)	The hedge relationships are formalized in memoranda that include portions of payroll loan contracts maturing within the specified ranges or considering their duration, with values close to the notional amount for each maturity of the derivative.
(d)	DI Futures contracts traded in the over-the-counter market, registered on B3, with maturity in January 2031.
(s)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the DI Futures is R$ 6,988 receivable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Market Risk Hedge – Pre × DI Futures (Sale)	December 31, 2025
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Fixed-rate CDBs	451,132	457,136	398	457,534
Hedge Instrument
DI Futures (d) (s)	451,070	457,073	416	457,489

(d)	DI Futures contracts traded in the over-the-counter market, registered on B3, with maturity in July 2027.
(s)	Amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The net fair value of the DI Futures is R$ 51 payable.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Cash Flow Hedge - Interest Rate Risk

Interest Rate	December 31, 2024
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs / CDI	108,219	(2,443)	14,587	12,144
Hedge Instrument
DI Future Contracts (a)	107,985	(2,728)	14,587	11,859

Hedge Item
Debentures	728,942	(14,478)	35,028	20,550
Hedge Instrument
DI Future Contracts (a)	728,877	(14,559)	35,028	20,469
(a)	DI Futures contracts traded on B3 with the longest maturity in January 2030
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Cash Flow Hedge - Inflation (IPCA)

Inflation (IPCA)	December 31, 2024
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs - IPCA	2,383,593	2,737,950	(38,387)	2,699,563
Hedge Instrument
Swap (b) (assets) (c)	2,383,211	2,737,119	(38,196)	2,698,923
(b)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in August 2028.
(c)	The amounts related to the differential to be received or paid are recognized in asset or liability accounts, respectively. The fair value of these swaps is recognized within derivative financial instruments (assets or liabilities), and the effective portion of the cash flow hedge is recorded in other comprehensive income.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fair Value Hedge - Fixed Interest Rate Risk

Fixed Rate vs DI	December 31, 2024
	Reference Value	Curve Value (u)	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (d)	7,172,936	7,514,955	(359,710)	7,155,245
Hedge Instrument
Swap (e) (liabilities) (f)	7,172,915	7,514,927	(359,703)	7,155,224

(d)	The hedge relationships are formalized in a memorandum, which includes portions of payroll loan contracts maturing within the specified range, with values close to the notional of each maturity of the derivative.
(e)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in November 2028.
(f)	The amounts related to the differential to be received or paid are recognized in an asset or liability account, respectively. The net fair value of the swaps is R$368,265 to be received. The fair value adjustments on the hedged items and on the hedging instruments are recognized in profit or loss, within “Result of derivative financial instruments” or within the same line item as the hedged item, in accordance with the fair value hedge accounting requirements of IFRS 9.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fixed Rate vs IPCA	December 31, 2024
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (d)	16,700	16,798	21	16,819
Hedge Instrument
Swap (g) (liabilities) (h)	16,700	16,798	21	16,819
(g)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in December 2026.
(h)	The amounts related to the differential to be received or paid are recognized in an asset or liability account. Changes in the fair value of these swaps, as well as the corresponding fair value adjustments on the hedged items, are recognized in profit or loss.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Fair Value Hedge - Currency	December 31, 2024
	Reference Value	Curve Value(u)	Market Value Adjustment	Fair Value
Hedge Item
Foreign borrowing (USD) (i)	476,463	482,164	(2,061)	480,103
Hedge Instrument
Swap (j) (liabilities) (k)	476,463	482,164	(2,061)	480,103
(i)	The hedge relationship is formalized in a memorandum, which includes foreign borrowing in USD.
(j)	Swap contract traded in the over-the-counter market, registered on B3, with maturity in March 2026.
(k)	The amounts related to the differential to be received or paid are recognized in an asset or liability account, respectively. The hedge is designated to protect the exposure to changes in fair value arising from foreign exchange and interest rate risk on the foreign currency borrowing.
(u)	The curve value corresponds to the present value of contractual cash flows discounted using the applicable market yield curves at the reporting date and does not represent the carrying amount under IFRS.

Cash Flow Hedge - Interest Rate Risk

Interest Rate	December 31, 2023
	Reference Value	Curve Value	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs / CDI	305,935	178,474	597	(17,748)
Hedge Instrument
DI Future Contracts (a)	315,300	202,496	626	(18,291)

Hedge Item
Debentures	2,738,407	2,346,425	8,447	(61,155)
Hedge Instrument
DI Future Contracts (a)	2,251,500	1,882,907	6,498	(59,940)

(a)	DI Futures contracts traded on B3 with the longest maturity in January 2029.

Cash Flow Hedge - Inflation (IPCA)

Inflation (IPCA)	December 31, 2023
	Reference Value	Curve Value	Market Value Adjustment	Fair Value
Hedge Item
Variable rate CDBs - IPCA	3,561,147	2,923,249	(24,132)	37,493
Hedge Instrument
Swap (b)	3,560,997	2,922,931	(24,114)	37,395

(b)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in August 2028.

Fair Value Hedge - Fixed Interest Rate Risk

Fixed Rate	December 31, 2023
	Reference Value	Curve Value	Market Value Adjustment	Fair Value
Hedge Item
Payroll loan installments (c)	1,016,917	1,036,785	26,624	1,063,409
Hedge Instrument
Swap (d) (liabilities) (e)	1,016,917	1,035,950	27,055	1,063,005

(c)	The relationship of this hedge is formalized in a memorandum, which includes portions of payroll loan contracts maturing within the specified range, with values close to the notional of each derivative maturity.
(d)	Swap contracts traded in the over-the-counter market, registered on B3, with the longest maturity in June 2027.
(e)	The amounts related to the differential to be received or paid are recognized in an asset or liability account, respectively. The fair value of the swaps is R$24,469,

Glossary of terms used in the tables above:

Reference Value (Notional Amount): Contractual amount used as the basis for calculating the cash flows of the hedged items and derivative financial instruments (swaps, DI futures contracts, NDFs, among others). The notional amount does not represent amounts receivable or payable and does not correspond to the fair value of the instrument.

Curve Value: Amount determined by projecting the future cash flows of the transactions based on the agreed interest rates, discounted using the market yield curves prevailing at the reporting date, as published by B3 S.A. – Brasil, Bolsa, Balcão or by other applicable market sources. It reflects the theoretical economic value before any mark-to-market adjustments.

Present Value: Amount calculated by discounting expected future cash flows using market curves consistent with the risk and maturity of the transaction. When applicable, it corresponds to the basis used for measurement or economic disclosure of the instruments.

Fair Value: Amount for which an asset could be exchanged, or a liability settled, between knowledgeable and willing parties in an arm’s length transaction under normal market conditions at the reporting date. The Bank measures fair value by projecting future cash flows in accordance with contractual terms and discounting them using prevailing market curves. For derivatives, fair value corresponds to the carrying amount recognized as an asset or liability. In the case of fair value hedges, it also includes the adjustment to the carrying amount of the hedged item attributable to the hedged risk, in accordance with IFRS 9.

Market Value Adjustment: Change arising from the mark-to-market measurement of derivative financial instruments and, when applicable, the hedged items. For cashflow hedges, the effective portion is recognized in other comprehensive income, within equity, and reclassified to profit or loss when the hedged item affects financial performance. For fair value hedges, changes in the fair value of both the hedging instrument and the hedged item are recognized directly in profit or loss.